Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Due to the increasing threat landscape and the importance of cybersecurity to our business goals and objectives, we are continuously improving our cybersecurity risk management and aligning it with the Company's enterprise risk management to identify, assess, and manage cybersecurity risks throughout our business. We have a dedicated security team that actively drives cybersecurity risk management efforts.
As part of our overall governance, risk, and compliance processes and procedures, the board of directors, directly and through the Audit Committee, regularly engages in and executes oversight of the Company's cybersecurity, which includes compliance and risk management.
Polestar's security department retains security professionals, industry experts, and technology to ensure appropriate governance, risk, and compliance across all security domains. This includes ensuring the development, implementation, and evaluation of necessary and appropriate security controls to manage risk. These controls include both proactive and reactive measures, such as identity and access management, application security, information and data security, security monitoring, threat intelligence, business continuity, and disaster recovery.
During the last fiscal year, we have not experienced any material cybersecurity incidents. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. However, we cannot assure that our cybersecurity risk management system and measures, including our policies, directives, and operational guidelines, will be fully implemented, complied with, or effective in protecting our systems and information.
Given the current general high threat level of cybersecurity threats and challenges in the automotive marketplace, as well as Polestar's reliance on core suppliers, we face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, and financial condition. We manage cybersecurity risk through supplier security requirements, third-party risk assessments, and contractual security obligations. Disruptions to critical suppliers' systems could impact our operations. For a full discussion of cybersecurity risks, see Risk Factors in Item 3.D.
The Company has evaluated the potential use of cybersecurity insurance as one element of its broader risk management considerations, recognizing that such insurance, if obtained, may help mitigate certain financial impacts associated with cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Due to the increasing threat landscape and the importance of cybersecurity to our business goals and objectives, we are continuously improving our cybersecurity risk management and aligning it with the Company's enterprise risk management to identify, assess, and manage cybersecurity risks throughout our business. We have a dedicated security team that actively drives cybersecurity risk management efforts.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
At the board level, cybersecurity risk management has been delegated to the Audit Committee (the "Committee"), which oversees the Company's risk management function. The Chief Information Security Officer/Chief Security Officer ("CISO/CSO") reports to the Committee at least twice a year to provide updates on the Company's cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas. From 2026 onward, cybersecurity will also be a recurring topic for the Board of Directors, through two annual reports as well as by being a standing agenda item at one board meeting per year.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
At the board level, cybersecurity risk management has been delegated to the Audit Committee (the "Committee"), which oversees the Company's risk management function. The Chief Information Security Officer/Chief Security Officer ("CISO/CSO") reports to the Committee at least twice a year to provide updates on the Company's cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas. From 2026 onward, cybersecurity will also be a recurring topic for the Board of Directors, through two annual reports as well as by being a standing agenda item at one board meeting per year.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
At the board level, cybersecurity risk management has been delegated to the Audit Committee (the "Committee"), which oversees the Company's risk management function. The Chief Information Security Officer/Chief Security Officer ("CISO/CSO") reports to the Committee at least twice a year to provide updates on the Company's cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas. From 2026 onward, cybersecurity will also be a recurring topic for the Board of Directors, through two annual reports as well as by being a standing agenda item at one board meeting per year.

Cybersecurity Risk Role of Management [Text Block]
Board Oversight
At the board level, cybersecurity risk management has been delegated to the Audit Committee (the "Committee"), which oversees the Company's risk management function. The Chief Information Security Officer/Chief Security Officer ("CISO/CSO") reports to the Committee at least twice a year to provide updates on the Company's cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas. From 2026 onward, cybersecurity will also be a recurring topic for the Board of Directors, through two annual reports as well as by being a standing agenda item at one board meeting per year.
Management's Role
As of April 1, 2025, the Company has strengthened its security through the formation of a new unified security organization, where Information- and IT-security, Product cybersecurity and Corporate Security is now under one cohesive structure under the leadership of a newly appointed CISO/CSO. Through this change we will further strengthen our security by reducing silos, strengthening oversight, enhancing collaboration, gaining synergies and improving cost efficiency.
The CISO/CSO has the overall responsibility for the Company's security landscape, including cybersecurity risk management and overseeing the information security, product cybersecurity and corporate security teams. Our CISO/CSO is a thought leader within the security domains with experience from senior management positions covering both public and private sectors, small to large enterprises. Previous roles include CSO positions within the aviation industry, CISO positions within the energy sector as well as former position as CISO for an organization within the automotive industry.
As a part of their duties, members of management regularly work to address the cybersecurity risks that Polestar faces in its daily operation and actively work to prevent and remediate cybersecurity risks and incidents by remaining appraised of active cybersecurity risks identified by security teams. Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also regularly meets with management regarding the evolution of the cybersecurity function.
The security teams escalate cybersecurity events to the CISO/CSO and members of senior management and the Committee according to the severity of the cybersecurity incident. For more serious incidents, the CISO/CSO will trigger the crisis management plan, which convenes the Crisis Management Team. The CISO/CSO will also inform the Enterprise Management Team to provide them with details about the cybersecurity incident and the plan to mitigate risks.
Security Controls and Measures
The Company implements multi-layered and risk-based security controls addressing key risk areas. This includes proactive as well as reactive controls. This includes, but are not limited to, identity and access management, application security, vulnerability management, security monitoring, threat detection and security incident management. Controls are assessed and measured for effectiveness and are aligned with applicable standards, frameworks and regulatory requirements.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also regularly meets with management regarding the evolution of the cybersecurity function.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO/CSO has the overall responsibility for the Company's security landscape, including cybersecurity risk management and overseeing the information security, product cybersecurity and corporate security teams. Our CISO/CSO is a thought leader within the security domains with experience from senior management positions covering both public and private sectors, small to large enterprises. Previous roles include CSO positions within the aviation industry, CISO positions within the energy sector as well as former position as CISO for an organization within the automotive industry.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
As a part of their duties, members of management regularly work to address the cybersecurity risks that Polestar faces in its daily operation and actively work to prevent and remediate cybersecurity risks and incidents by remaining appraised of active cybersecurity risks identified by security teams. Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also regularly meets with management regarding the evolution of the cybersecurity function.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true